VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 101.2%
United States Treasury Obligations : 99.6%
United States Treasury Bill
4.96%, 10/26/23 (a) $ 52,000 $ 51,822,050
5.18%, 11/02/23 (a) 62,000 61,722,641
5.19%, 12/07/23 41,000 40,601,053
5.20%, 10/03/23 42,000 41,988,042
5.22%, 11/24/23 35,000 34,729,494
5.23%, 10/17/23 36,000 35,917,400
5.27%, 10/19/23 (a) 30,000 29,925,050
5.30%, 10/24/23 40,000 39,866,408
5.32%, 11/09/23 (a) 48,000 47,727,260
5.33%, 12/21/23 50,000 49,410,694
5.35%, 12/12/23 (a) 21,000 20,780,354
5.35%, 11/28/23 (a) † 45,000 44,617,563
5.35%, 10/10/23 (a) 45,000 44,942,288
544,050,297
Number
of Shares Value
Money Market Fund: 1.6%
Invesco Treasury Portfolio -
Institutional Class 8,745,621 $ 8,745,621
Total Investments Before Collateral for
Securities Loaned: 101.2%
(Cost: $552,800,113) 552,795,918
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6%
(Cost: $14,293,445)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 14,293,445 14,293,445
Total Short-Term Investments: 103.8%
(Cost: $567,093,558) 567,089,363
Liabilities in excess of other assets: (3.8)% (20,875,760)
NET ASSETS: 100.0% $ 546,213,603
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
CMCITRU23
TRS USD P V
01MSOFR $555,707,000 5.71% Monthly 10/04/23 $(6,155,792) 0.9%
(a) All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $97,572,542.
† Security fully or partially on loan. Total market value of securities on loan is $14,013,881.
(b) The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Government 98.4% $ 544,050,297
Money Market Fund 1.6 8,745,621
100.0% $ 552,795,918